Schedule of Disaggregated Revenue (Details) - USD ($)		10 Months Ended	12 Months Ended
		Nov. 08, 2019	Dec. 31, 2018
Discontinued Operations [Member]
Statement Line Items [Line Items]
Contract revenue	[1],[2]	$ 112,500	$ 185,000
Total revenue		4,426,355	3,888,185
Goods or Services at Point in Time [Member]
Statement Line Items [Line Items]
Non-contract revenue (at a point in time)	[1],[3]	2,092,426	3,261,518
Total revenue		4,426,355	3,888,185
Goods or Services Transferred Over Time [Member] | Discontinued Operations [Member]
Statement Line Items [Line Items]
Contract revenue	[1],[2]	$ 2,221,429	$ 441,667

[1]	All revenue was generated from the Singapore geographic region.
[2]	Revenue from long-term projects or non-recurring engineering (NRE).
[3]	Revenue from the sale of products.